INTEREST RESERVE (Q3) (Details)	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) Loan	Dec. 31, 2020 USD ($) Loan
INTEREST RESERVE [Abstract]
Number of loans included in loan funded interest reserve | Loan			8	1
Changes in Interest Reserve [Abstract]
Beginning reserves	$ 5,547,863	$ 0	$ 1,325,750
New reserves	4,525,468	1,400,000	9,450,468	$ 1,400,000
Reserves disbursed	(1,819,036)	0	(2,521,923)	(74,250)
Ending reserves	$ 8,254,295	$ 1,400,000	$ 8,254,295	$ 1,325,750